Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment
	2026	2025	2024
	AUD$	AUD$	AUD$
LAND AND BUILDINGS
At cost	-	312,377	312,377
Total Land	-	312,377	312,377
Buildings
At cost	-	5,490,655	5,490,655
Accumulated depreciation	-	(1,292,404)	(1,155,138)
Total buildings	-	4,198,251	4,335,517
Total land and buildings	-	4,510,628	4,647,894
PLANT AND EQUIPMENT
Plant and equipment
At cost	-	14,496,288	13,118,595
Accumulated depreciation	-	(3,398,758)	(3,200,732)
Total plant and equipment	-	11,097,530	9,917,863
Motor vehicles
At cost	-	84,136	84,136
Accumulated depreciation	-	(59,004)	(45,354)
Total motor vehicles	-	25,132	38,782
Office equipment
At cost	-	62,294	58,890
Accumulated depreciation	-	(49,276)	(45,916)
Total office equipment	-	13,018	12,974
Total plant and equipment	-	11,135,680	9,969,619
Total property, plant and equipment	-	15,646,308	14,617,513

Schedule of Movements in Carrying Amounts of Property, Plant and Equipment

Movement in the carrying amounts for each class of property, plant and equipment between the beginning and the end of the current financial year:

			Plant and	Motor	Office
	Land	Buildings	Equipment	Vehicles	Equipment	Total
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Year ended 30 June 2026
Balance at the beginning of the year	312,377	4,198,251	11,097,530	25,132	13,018	15,646,308
Additions	-	-	236,121	-	722	236,843
Depreciation expense	-	(137,266)	(483,423)	(8,506)	(4,376)	(633,571)
Impairment loss	(131,246)	(1,706,230)	(4,558,744)	(6,985)	(3,934)	(6,407,139)
Assets classified as held for sale	(181,131)	(2,354,755)	(6,291,484)	(9,641)	(5,430)	(8,842,441)
Balance at the end of the year	-	-	-	-	-	-
			Plant and	Motor	Office
	Land	Buildings	Equipment	Vehicles	Equipment	Total
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Year ended 30 June 2025
Balance at the beginning of the year	312,377	4,335,517	9,917,863	38,782	12,974	14,617,513
Additions	-	-	1,380,248	-	-	1,380,248
Reclassification	-	-	(2,555)	-	2,555	-
Depreciation expense	-	(137,266)	(198,026)	(13,650)	(2,511)	(351,453)
Balance at the end of the year	312,377	4,198,251	11,097,530	25,132	13,018	15,646,308

	Land	Buildings	Plant and Equipment	Motor Vehicles	Office Equipment	Total
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Year ended 30 June 2024
Balance at the beginning of the year	312,377	4,472,783	5,743,013	-	14,419	10,542,592
Additions	-	-	4,432,465	38,291	6,679	4,477,435
Reclassification	-	-	(8,094)	9,840	(1,746)	-
Depreciation expense	-	(137,266)	(249,521)	(9,349)	(6,378)	(402,514)
Balance at the end of the year	312,377	4,335,517	9,917,863	38,782	12,974	14,617,513